Credit Facility and Mortgage Debt (Details) - Future Minimum Debt Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Future Minimum Debt Payments [Abstract]
2013	$ 30,153
2014	84,148
2015	2,036
2016	23,898
2017	1,559
Thereafter	55,631
	197,425
Fair Value Adjustment of Assumed Debt	698	1,300
Total	$ 198,123	$ 174,800